June 18, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Rydex Variable Trust (File Nos. 333-57017 and 811-08821)

Ladies and Gentlemen:

On behalf of Rydex Variable Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary proxy statement on Schedule 14A, a notice of special meeting of shareholders (the “Special Meeting”) of the Trust’s DWA Sector Rotation Fund, DWA Flexible Allocation Fund, All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund (each, a “Fund”), and a form of proxy card. The Special Meeting is being called for the purpose of approving a Plan of Liquidation providing for the liquidation and dissolution of each Fund.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum